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[logo] NvestFunds(SM)
Where The Best Minds Meet(R)
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Nvest
Equity Income Fund
Vaughan, Nelson, Scarborough & McCullough, L.P.

[graphic omitted]

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Fund or any of their services and for assistance in opening an account, contact your financial representative or call Nvest Funds.

Nvest Funds
399 Boylston Street, Boston, Massachusetts 02116
800-225-5478

PROSPECTUS
July 27, 1999
(as revised February 1, 2000)

                  WHAT'S INSIDE

[graphic omitted] Goals, Strategies & Risks
                  Page 2
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[graphic omitted] Fund Fees & Expenses
                  Page 4
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[graphic omitted] Management Team
                  Page 6
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[graphic omitted] Fund Services
                  Page 7
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[graphic omitted] Fund Performance
                  Page 19
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

TABLE OF CONTENTS

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GOALS, STRATEGIES & RISKS
-------------------------------------------------------------------------------
Nvest Equity Income Fund .....................................................2

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FUND FEES & EXPENSES
-------------------------------------------------------------------------------
Fund Fees & Expenses .........................................................4

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MORE ABOUT RISK
-------------------------------------------------------------------------------
More About Risk ..............................................................5

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MANAGEMENT TEAM
-------------------------------------------------------------------------------
Meet the Fund's Investment Adviser and Subadviser ............................6
Meet the Fund's Portfolio Managers ...........................................6

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 Fund Services
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Investing in the Fund ........................................................7
How Sales Charges Are Calculated .............................................8
Ways to Reduce or Eliminate Sales Charges ....................................9
It's Easy to Open an Account ................................................10
Buying Shares ...............................................................11
Selling Shares ..............................................................12
Selling Shares in Writing ...................................................13
Exchanging Shares ...........................................................14
Restrictions on Buying, Selling and Exchanging Shares .......................14
How Fund Shares Are Priced ..................................................15
Dividends and Distributions .................................................16
Tax Consequences ............................................................16
Compensation to Securities Dealers ..........................................17
Additional Investor Services ................................................18

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FUND PERFORMANCE
-------------------------------------------------------------------------------
Nvest Equity Income Fund ....................................................19
Glossary of Terms ...........................................................20

If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

                                                          FUND FOCUS
                                                   Stability Income Growth
                                                  ------------------------
[graphic omitted] GOALS, STRATEGIES & RISKS    High            X
                  -------------------------        --------- ------ -------
                   NVEST EQUITY INCOME FUND     Med.    X             X
                                                   --------- ------ -------
                                               Low

                              TICKER SYMBOL:  CLASS A  CLASS B  CLASS C
                                              -------------------------
                                               NEEIX    NEBIX    NECEX
ADVISER:     Nvest Funds Management, L.P.
             ("Nvest Management")

SUBADVISER:  Vaughan, Nelson, Scarborough
             & McCullough, L.P. ("VNSM")

MANAGERS:    Margaret M. Buescher and Jean Malo

INVESTMENT GOAL
The Fund seeks current income and capital growth.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest substantially all of its assets in dividend-paying common stock of medium to large capitalization companies. VNSM uses rigorous fundamental research and active management to analyze a broad selection of company or industry sectors and to seek companies with the following characteristics, although not all of the companies selected will have these attributes:

x Higher dividend yields compared to the Standard & Poor's Composite Index of 500 Stocks ("S&P 500")

x   Higher profitability (return-on-equity) than the market

x   Strong and growing cash flows and dividends-to-cash flow ratio

x   Low price-to-sales ratio

In selecting investments for the Fund, VNSM employs the following strategy:

o It uses a value-driven investment philosophy that selects stocks selling at a relatively low value based primarily on its dividend yield over time. It selects companies that VNSM believes are out-of-favor or misunderstood and that may provide a growing stream of dividends.

o VNSM starts with an investment universe of 5,000 securities. VNSM then uses value-driven quantitative screens to seek those companies that generally have a market capitalization in excess of $2 billion and relative dividend yields above their 10 year average. These screens create a research universe of 300 to 400 companies.

o VNSM then uses fundamental analysis to build a portfolio of 40 to 50 securities consisting of quality companies in the opinion of VNSM. This fundamental analysis focuses on the strength of a company's balance sheet, cash flow growth, dividend coverage and management.

o VNSM will generally sell a stock when its absolute yield falls below 80% of the S&P 500 yield, when its relative yield falls below its 10-year average, when the company shows a deteriorating financial condition, or when it has repeated negative earnings surprises.

The Fund may also invest in:

o   Convertible and non-convertible preferred stock.

o   Convertible and non-convertible investment grade bonds.

o Foreign securities including American Depository Receipts ("ADRs"), which are foreign investments issued by a U.S. bank.

o Money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS
EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole.

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency.

                                     GOALS, STRATEGIES & RISKS [graphic omitted]
                                     -------------------------
EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in Nvest Equity Income Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund's current subadviser assumed that function on June 1, 1999. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to June 1, 1999.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for the other classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

(total return)
1996           26.6%
1997           22.6%
1998            2.7%

/\ Highest Quarterly Return: Second Quarter 1997, up 11.7%
\/ Lowest Quarterly Return: Third Quarter 1998, down 13.1%

The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the Russell 1000 Value Index, an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater value orientation, and the S&P 500, a market value-weighted, unmanaged index of common stock prices for 500 selected stocks. The Fund changed its benchmark to the Russell 1000 Value Index to better reflect the Fund's goal and strategy since VNSM began managing the Fund. The returns are also compared to the Lipper Equity Income and Morningstar Large Value Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charges you may pay when you buy or redeem the Fund's shares. The S&P 500 and Russell 1000 Value Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Equity Income Average and Morningstar Large Value Average returns have been adjusted for these expenses but do not reflect any sales charges.

------------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS
  (for the periods ended December 31, 1998)                        SINCE CLASS A   SINCE CLASS B AND C
                                                    PAST 1 YEAR       INCEPTION         INCEPTION
------------------------------------------------------------------------------------------------------
   Nvest Equity Income Fund:
        Class A (inception 11/28/95)               -3.2%              15.3%
        Class B (inception 9/15/97)                -3.0%                                   1.3%
        Class C (inception 9/15/97)                 1.0%                                   4.5%
   Russell 1000 Value Index                        15.6%              24.2%               16.3%
        S&P 500                                    28.5%              28.1%               27.2%
   Lipper Equity Income Average                    10.9%              18.9%*              10.6%*
        Morningstar Large Value Average            12.3%              19.9%*              10.3%*

* The Lipper and Morningstar Averages were calculated from November 30, 1995 for Class A Shares and
  September 30, 1997 for Class B and C Shares.

For actual past expenses of Class A, B and C shares, see the section entitled, "Fund Fees & Expenses."

[graphic omitted]   FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
 SHAREHOLDER FEES
(fees paid directly from your investment)
--------------------------------------------------------------------------------

                                                             CLASS A          CLASS B           CLASS C

   Maximum sales charge (load) imposed on purchases
        (as a percentage of offering price)(1)(2)             5.75%             None             None

   Maximum deferred sales charge (load)
        (as a percentage of original purchase price
        or redemption proceeds, as applicable)(2)             (3)               5.00%           1.00%

   Redemption fees                                            None*             None*            None*

(1) A reduced sales charge on Class A shares applies in some cases. See "Ways to Reduce or Eliminate Sales Charges."
(2) Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge applies with respect to certain purchases of Class A shares greater tha
    $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See "How Sales Charges are Calculated."
  * Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

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ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------------
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

                                                 CLASS A   CLASS B    CLASS C

  Management fees                                 0.70%     0.70%      0.70%
   Distribution and/or service (12b-1) fees       0.25%     1.00%*     1.00%*
   Other expenses                                 0.97%     0.97%      0.97%
   Total annual fund operating expenses           1.92%     2.67%      2.67%
   Fee waiver and/or expense reimbursement        0.42%**   0.42%**    0.42%**
   Net expenses                                   1.50%     2.25%      2.25%

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
** Nvest Management has given a binding undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.50%, 2.25% and 2.25% of the Fund's average daily net assets for Class A, B and C shares, respectively. This undertaking will be in effect for the life of this Prospectus.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

o   You invest $10,000 in the Fund for the time periods indicated;

o   Your investment has a 5% return each year; and

o   The Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                     CLASS A           CLASS B                CLASS C
                                    (1)        (2)         (1)         (2)
----------------------------------------------------------------------------
  1 year             $  719        $ 728      $  228      $  328      $  228
  3 years            $1,022       $1,003      $  703      $  703      $  703
  5 years            $1,346       $1,405      $1,205      $1,205      $1,205
  10 years*          $2,263       $2,396      $2,396      $2,585      $2,585
----------------------------------------------------------------------------

(1) Assumes redemption at end of period
(2) Assumes no redemption at end of period
* Class B shares automatically convert to Class A shares after 8 years; therefore, Class B amounts are calculated using Class A expenses in years 9 and 10.

                                                                 MORE ABOUT RISK

The Fund has principal investment strategies that come with inherent risks. The following is a list of risks to which the Fund may be subject by investing in various types of securities or engaging in various practices.

MARKET RISK The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably based upon change in a company's financial condition as well as overall market and economic conditions.

RISK OF SMALL CAPITALIZATION COMPANIES These companies carry special risks, including narrower markets, limited financial and management resources, less liquidity and greater volatility than large company stocks.

MANAGEMENT RISK The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.

CREDIT RISK The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

RISKS OF OPTIONS, FUTURES AND SWAP CONTRACTS These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities can have a significant impact on the Fund's exposure to stock market values, interest rates or the currency exchange rate. These types of transactions will be used primarily for hedging purposes.

LEVERAGE RISK The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a derivative security is not used as a hedge, the Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

INTEREST RATE RISK The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

INFORMATION RISK The risk that key information about a security is inaccurate or unavailable.

OPPORTUNITY RISK The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

LIQUIDITY RISK The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may be costly to the Fund.

CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

VALUATION RISK The risk that the Fund has valued certain securities at a higher price than it can sell them for.

PREPAYMENT RISK The risk that unanticipated prepayments may occur, reducing the value of mortgage- or asset-backed securities, or real estate investment trusts.

POLITICAL RISK The risk of losses directly attributable to government or political actions.

YEAR 2000 Many computer systems today cannot distinguish between the year 1900 and the year 2000. Nvest Funds does not currently anticipate that computer problems related to the year 2000 will have a material effect on any Fund. However, there can be no assurances in this area, including the possibility that year 2000 computer problems could negatively affect communication systems, investment markets including investments by the Fund or the economy in general.

EURO CONVERSION Many European countries have adopted a single European currency, the "euro." The consequences of this conversion for foreign exchange rates, interest rates and the value of European securities are unclear presently. Such consequences may decrease the value and/or increase the volatility of securities held by the Fund.

[graphic omitted]   MANAGEMENT TEAM
                    MEET THE FUND'S INVESTMENT ADVISER
                    AND SUBADVISER

The Nvest Funds family includes 25 mutual funds with a total of $8 billion in assets under management as of December 31, 1999. Nvest Funds are distributed through Nvest Funds Distributor, L.P. (the "Distributor"). This prospectus covers Nvest Equity Income Fund (the "Fund"), which along with the other Nvest Stock Funds, Nvest Bond Funds, Nvest Star Funds, Kobrick Funds and Nvest State Tax-Free Funds, constitute the "Nvest Funds." Nvest Cash Management Trust Money Market Series and Nvest Tax Exempt Money Market Trust constitute the "Money Market Funds."

NVEST FUNDS MANAGEMENT, L.P.

Nvest Management, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to the Fund. Nvest Management is a subsidiary of Nvest Companies, L.P. ("Nvest Companies"), which is part of an affiliated group including Nvest, L.P., a publicly-traded company listed on the New York Stock Exchange. Nvest Companies' 14 principal subsidiary or affiliated asset management firms, collectively, had more than $127 billion in assets under management as of September 30, 1999. Nvest Management oversees, evaluates and monitors the subadvisory services provided to the Fund. It also provides general business management and administration to the Fund. VNSM makes the Fund's investment decisions.

The combined advisory and subadvisory fees paid by the Fund in 1998 as a percentage of the Fund's average daily net assets, after waiver or reimbursement, was 0.41%.

SUBADVISER

VNSM, located at 6300 Chase Tower, Houston, Texas 77002, serves as subadviser to the Fund. VNSM is a subsidiary of Nvest Companies. Originally incorporated in 1970, VNSM focuses primarily on managing equity and fixed-income funds for clients who consist of foundations, university endowments and corporate retirement and family/individual core funds. As of June 30, 1999, VNSM had approximately $4.25 billion in assets under management.

SUBADVISORY AGREEMENTS

The Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits Nvest Management to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits Nvest Management to enter into new subadvisory agreements with subadvisers that are not affiliated with Nvest Management if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes.

PORTFOLIO TRADES

In placing portfolio trades, Nvest Management or VNSM may use brokerage firms that market the Fund's shares or are affiliated with Nvest Companies, Nvest Management or VNSM. In placing trades, VNSM will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Fund's Board of Trustees.

MEET THE FUND'S PORTFOLIO MANAGERS

MARGARET M. BUESCHER
Margaret M. Buescher has co-managed the Fund since June 1999. Ms. Buescher, Principal of VNSM, joined the company in 1994. From 1980 to 1994, she was a Managing Director and Senior Portfolio Manager for the Texas Commerce Investment Management Company. Ms. Buescher is also a Chartered Financial Analyst. She received a B.A. from Vanderbilt University and has over 23 years of investment experience.

JEAN MALO
Jean Malo has co-managed the Fund since June 1999. Mr. Malo is Chief Investment Officer and a Principal of VNSM. Previously, he was a Senior Vice President at Daniel Breen & Co., which was bought by VNSM in 1997. Mr. Malo joined Daniel Breen & Co. in 1989. He is also a Chartered Financial Analyst. Mr. Malo received his M.B.A. from ESSEC in Paris, France and has over 21 years of investment experience.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                                 INVESTING IN THE FUND

CHOOSING A SHARE CLASS
The Fund offers Class A, Class B and Class C shares to the public. Each class has different costs associated with buying, selling and holding Fund shares, which allow you to choose the class that best meets your needs. Which class you choose will depend upon the size of your investment and how long you intend to hold your shares. Class B shares, Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

CLASS A SHARES
o You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

o You pay lower annual expenses than Class B and Class C shares, giving you the potential for higher returns per share.

o You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemption if you redeem these shares within 1 year of purchase.


CLASS B SHARES
o You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

o   You pay higher annual expenses than Class A shares.

o You will pay a charge on redemptions if you sell your shares within 6 years of purchase, as described in the section "How Sales Charges are Calculated."

o Your Class B shares will automatically convert into Class A shares after 8 years, which reduces your annual expenses.

o We will not accept an order for $1 million or more of Class B shares. You may, however, purchase $1 million or more of Class A shares, which will have no sales charge as well as lower annual expenses. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

CLASS C SHARES
o You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

o   You pay higher annual expenses than Class A shares.

o You will pay a charge on redemptions if you sell your shares within 1 year of purchase.

o Your Class C shares will not automatically convert into Class A shares. If you hold your shares for longer than 8 years, you'll pay higher expenses than other classes.

o We will not accept an order for $1 million or more of Class C shares. You may, however, purchase $1 million or more of Class A shares, which will have no sales charge as well as lower annual expenses. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

For actual past expenses of Class A, B and C shares, see the section entitled "Fund Fees & Expenses" in this Prospectus.

CERTIFICATES
Certificates will not be automatically issued for any class of shares. Upon written request, you may receive certificates for Class A shares only.

[graphic omitted]   FUND SERVICES
                    -------------
                    HOW SALES CHARGES ARE CALCULATED

CLASS A SHARES
The price that you pay when you buy Class A shares ("offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase.

--------------------------------------------------------------------------------
                                      CLASS A SALES CHARGES
 YOUR INVESTMENT       AS A % OF OFFERING PRICE      AS A % OF YOUR INVESTMENT
Less than $ 50,000            5.75%                            6.10%
$ 50,000 - $ 99,999           4.50%                            4.71%
$100,000 - $249,999           3.50%                            3.63%
$250,000 - $499,999           2.50%                            2.56%
$500,000 - $999,999           2.00%                            2.04%
$1,000,000 or more*           0.00%                            0.00%

* For purchases of Class A shares of the Fund of $1 million or more or purchases by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Internal Revenue Code with investments of $1 million or more or that have 100 or more eligible employees), there is no front-end sales charge, but a contingent deferred sales charge of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

CLASS B SHARES
The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a contingent deferred sales charge ("CDSC") on shares that you sell within 6 years of buying them. The amount of the CDSC, if any, declines each year that you own your shares. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another Nvest Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:

--------------------------------------------------------------------------------
            CLASS B CONTINGENT DEFERRED SALES CHARGES
      YEAR SINCE PURCHASE          CDSC ON SHARES BEING SOLD

              1st                            5.00%
              2nd                            4.00%
              3rd                            3.00%
              4th                            3.00%
              5th                            2.00%
              6th                            1.00%
           thereafter                        0.00%

CLASS C SHARES
The offering price of Class C shares is their net asset value, without a front-end sales charge. However, Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of purchase. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another Nvest Fund.

--------------------------------------------------------------------------------
            CLASS C CONTINGENT DEFERRED SALES CHARGES
      YEAR SINCE PURCHASE          CDSC ON SHARES BEING SOLD
              1st                            1.00%
           thereafter                        0.00%

HOW THE CDSC IS APPLIED TO YOUR SHARES
The CDSC is a sales charge you pay when you redeem certain Fund shares. The
CDSC:

o   is calculated based on the number of shares you are selling;

o is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;

o is deducted from the proceeds of the redemption, not from the amount remaining in your account; and

o for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years.

A CDSC WILL NOT BE CHARGED ON:

o   increases in net asset value above the purchase price; or

o shares you acquired by reinvesting your dividends or capital gains distributions. To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

EXCHANGES INTO SHARES OF A MONEY MARKET FUND

If you exchange shares of the Fund into shares of the Money Market Funds, the holding period for purposes of determining the CDSC and conversion to Class A shares stops until you exchange back into shares of another Nvest Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                    WAYS TO REDUCE OR ELIMINATE SALES CHARGES

CLASS A SHARES

REDUCING SALES CHARGES

There are several ways you can lower your sales charge, including:

o LETTER OF INTENT -- allows you to purchase Class A shares of any Nvest Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more over 13 months. Purchases in Class B and Class C shares may be used toward meeting the letter of intent.

o COMBINING ACCOUNTS -- allows you to combine shares of multiple Nvest Funds and classes for purposes of calculating your sales charge. You may combine your purchases with those of qualified accounts of a spouse, parents, children, siblings, grandparents, grandchildren, in-laws, individual fiduciary accounts, sole proprietorships, single trust estates and any other group of individuals acceptable to the Distributor.

These privileges do not apply to the Money Market Funds unless shares are purchased through an exchange from another Nvest Fund.

ELIMINATING SALES CHARGES AND CDSC

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

o Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

o   Selling brokers, sales representatives or other intermediaries;

o Fund trustees and other individuals who are affiliated with any Nvest Fund or Money Market Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

o Participants in certain Retirement Plans with at least 100 members (one-year CDSC may apply);

o Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities; and

o Investments of $25,000 or more in the Nvest Funds or Money Market Funds by clients of an adviser or subadviser to any Nvest Fund or Money Market Fund.

REPURCHASING FUND SHARES

You may apply proceeds from redeeming Class A shares of the Fund WITHOUT PAYING A SALES CHARGE to repurchase Class A shares of any Nvest Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Nvest Funds or your financial representative at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: For federal income tax purposes, A REDEMPTION IS A SALE THAT INVOLVES TAX CONSEQUENCES, EVEN IF THE PROCEEDS ARE LATER REINVESTED. Please consult your tax adviser for how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.

CLASS A, B OR C SHARES

ELIMINATING THE CDSC
As long as we are notified at the time you sell, the CDSC for any share class will generally be eliminated in the following cases:

o to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC);

o   to make payments through a systematic withdrawal plan; or

o   due to shareholder death or disability.

If you think you may be eligible for a sales charge elimination or reduction, contact your financial representative or Nvest Funds.

[graphic omitted]   FUND SERVICES
                    -------------
                    IT'S EASY TO OPEN AN ACCOUNT

TO OPEN AN ACCOUNT WITH NVEST FUNDS:

1.  Read this Prospectus carefully.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

                                                                            MINIMUM TO OPEN AN
                                                        MINIMUM TO            ACCOUNT USING              MINIMUM FOR
  TYPE OF ACCOUNT                                     OPEN AN ACCOUNT        INVESTMENT BUILDER       EXISTING ACCOUNTS

   Any account other than those
   listed below                                           $2,500                  $100                       $100

   Accounts registered under the Uniform
   Gifts to Minors Act or the Uniform                     $2,000                  $100                       $100
   Transfers to Minors Act

   Individual Retirement Accounts (IRAs)                   $500                   $100                       $100

   Retirement plans with tax benefits such
   as corporate pension, profit sharing                    $250                   $100                       $100
   and Keogh plans

   Payroll Deduction Investment Programs
   for 401(k), SARSEP, SEP, SIMPLE,                        $25                    N/A                        $25
   403(b)(7) and certain other retirement plans

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Nvest Funds at 800-225-5478. For more information on Nvest Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4.  Use the following sections as your guide for purchasing shares.

SELF-SERVICING YOUR ACCOUNT

Buying or selling shares is easy with the services described below:

NVEST FUNDS PERSONAL ACCESS LINE (R)      NVEST FUNDS WEB SITE
      800-225-5478, press 1                 www.nvestfunds.com

You have access to your account 24 hours a day by calling Personal Access Line(R) from a touch-tone telephone or by visiting us online.

By using these customer service options, you may:

    o purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

    o review your account balance, recent transactions, Fund prices and recent performance;

    o   order duplicate account statements; and

    o   obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

                                                  FUND SERVICES [graphic omitted
                                                  -------------
                                                  BUYING SHARES

       OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT

THROUGH YOUR INVESTMENT DEALER

o   Call your investment dealer for       o   Call your investment dealer for
    information.                              information.


BY MAIL
[graphic omitted]
o   Make out a check in U.S. dollars      o   Make out a check in U.S. dollars
    for the investment amount,                for the investment amount,
    payable to "Nvest Funds." Third           payable to "Nvest Funds." Third
    party checks will generally not           party checks will generally not
    be accepted.                              be accepted.

o   Mail the check with your              o   Fill out the detachable
    completed application to Nvest            investment slip from an account
    Funds, P.O. Box 8551, Boston, MA          statement. If no slip is
    02266-8551.                               available, include with the check
                                              a letter specifying the Fund
                                              name, your class of shares, your
                                              account number and the registered
                                              account name(s). To make
                                              investing even easier, you can
                                              order more investment slips by
                                              calling 800-225-5478.


BY EXCHANGE
[graphic omitted]
o   The exchange must be for a            o   The exchange must be for a
    minimum of $1,000 or for all of           minimum of $1,000 or for all of
    your shares.                              your shares.

o   Obtain a current prospectus for       o   Call your investment dealer or
    the Fund into which you are               Nvest Funds at 800-225-5478 to
    exchanging by calling your                request an exchange.
    investment dealer or Nvest Funds
    at 800-225-5478.                      o   See the section entitled
                                              "Exchanging Shares" for more
o   Call your investment dealer or            details.
    Nvest Funds to request an
    exchange.

o   See the section entitled
    "Exchanging Shares" for more
    details.

BY WIRE
[graphic omitted]
o   Call Nvest Funds at 800-225-5478      o   Instruct your bank to transfer
    to obtain an account number and           funds to State Street Bank &
    wire transfer instructions. Your          Trust Company, ABA# 011000028,
    bank may charge you for such a            DDA# 99011538.
    transfer.
                                          o   Specify the Fund name, your class
                                              of shares, your account number
                                              and the registered account
                                              name(s). Your bank may charge you
                                              for such a transfer.

AUTOMATIC INVESTING THROUGH INVESTMENT BUILDER
[graphic omitted]
o   Indicate on your application that     o   Please call Nvest Funds at
    you would like to begin an                800-225-5478 for a Service
    automatic investment plan through         Options Form. A signature
    Investment Builder and the amount         guarantee may be required to add
    of the monthly investment ($100           this privilege.
    minimum).
                                          o   See the section entitled
o   Send a check marked "Void" or a           "Additional Investor Services."
    deposit slip from your bank
    account along with your
    application.


THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]
o   Ask your bank or credit union         o   Call Nvest Funds at 800-225-5478
    whether it is a member of the ACH         to add shares to your account
    system.                                   through ACH.

o   Complete the "Telephone               o   If you have not signed up for the
    Withdrawal and Exchange" and              ACH system, please call Nvest
    "Bank Information" sections on            Funds for a Service Options Form.
    your account application.                 A signature guarantee may be
                                              required to add this privilege.
o   Mail your completed application
    to Nvest Funds, P.O. Box 8551,
    Boston, MA 02266-8551.

[graphic omitted]   FUND SERVICES
                    -------------
                    SELLING SHARES
                                         TO SELL SOME OR ALL OF YOUR SHARES


Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

THROUGH YOUR INVESTMENT DEALER
o   Call your investment dealer for information.

BY MAIL
[graphic omitted]
o Write a letter to request a redemption specifying the name of the Fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."

o The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

o   Mail your request to Nvest Funds, P.O. Box 8551, Boston, MA 02266-8551.

o Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire or through ACH (see below).

BY EXCHANGE
[graphic omitted]
o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or Nvest Funds at 800-225-5478.

o   Call Nvest Funds to request an exchange.

o   See the section entitled "Exchanging Shares" for more details.

BY WIRE
[graphic omitted]
o Fill out the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o Call Nvest Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

o Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]
o   Ask your bank or credit union whether it is a member of the ACH system.

o Complete the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o If you have not signed up for the ACH system on your application, please call Nvest Funds at
    800-225-5478 for a Service Options Form.

o   Call Nvest Funds to request a redemption through this system.

o Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.

BY SYSTEMATIC WITHDRAWAL PLAN
[graphic omitted]
o Please refer to the section entitled "Additional Investor Services" or call Nvest Funds at 800-225-5478 or your financial representative for information.

o Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

By Telephone
[graphic omitted]
o   You may receive your proceeds by mail, by wire or through ACH (see above).

o Call Nvest Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                     SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

o   your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

o a proceeds check for any amount is mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public cannot provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

o   a financial representative or securities dealer;

o   a federal savings bank, cooperative or other type of bank;

o   a savings and loan or other thrift institution;

o   a credit union; or

o   a securities exchange or clearing agency.

The table shows situations in which additional documentation may be necessary. Please call your financial representative or Nvest Funds regarding requirements for other account types.

SELLER (ACCOUNT TYPE)                   REQUIREMENTS FOR WRITTEN REQUESTS

INDIVIDUAL, JOINT, SOLE                 o   The signatures on the letter must
PROPRIETORSHIP, UGMA/UTMA (MINOR            include all persons authorized to
ACCOUNTS)                                   sign, including title, if
                                            applicable.

                                        o   Signature guarantee, if
                                            applicable (see above).

CORPORATE OR ASSOCIATION ACCOUNTS       o   The signatures on the letter must
                                            include all persons authorized to
                                            sign, including title.

OWNERS OR TRUSTEES OF TRUST ACCOUNTS    o   The signature on the letter must
                                            include all trustees authorized
                                            to sign, including title.

                                        o   If the names of the trustees are
                                            not registered on the account,
                                            please provide a copy of the
                                            trust document certified within
                                            the past 60 days.

                                        o   Signature guarantee, if
                                            applicable (see above).

JOINT TENANCY WHOSE CO-TENANTS ARE      o   The signatures on the letter must
DECEASED                                    include all surviving tenants of
                                            the account.

                                        o   Copy of the death certificate.

                                        o   Signature guarantee if proceeds
                                            check is issued to other than the
                                            surviving tenants.

POWER OF ATTORNEY (POA)                 o   The signatures on the letter must
                                            include the attorney-in-fact,
                                            indicating such title.

                                        o   A signature guarantee.

                                        o   Certified copy of the POA
                                            document stating it is still in
                                            full force and effect, specifying
                                            the exact Fund and account
                                            number, and certified within 30
                                            days of receipt of instructions.*

QUALIFIED RETIREMENT BENEFIT PLANS      o   The signature on the letter must
(EXCEPT NVEST FUNDS PROTOTYPE               include all signatures of those
DOCUMENTS)                                  authorized to sign, including
                                            title.

                                        o   Signature guarantee, if
                                            applicable (see above).

EXECUTORS OF ESTATES, ADMINISTRATORS,   o   The signature on the letter must
GUARDIANS, CONSERVATORS                     include those authorized to sign,
                                            including capacity.

                                        o  A signature guarantee.

                                        o   Certified copy of court document
                                            where signer derives authority,
                                            e.g.: Letters of Administration,
                                            Conservatorship, Letters
                                            Testamentary.*

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)   o   Additional documentation and
                                            distribution forms are required.



* Certification may be made on court documents by the court, usually certified by the clerk of the court. POA certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

[graphic omitted]   FUND SERVICES
                    -------------
                    EXCHANGING SHARES

In general, you may exchange shares of your Fund for shares of the same class of another Nvest Fund without paying a sales charge or a CDSC (see the sections entitled "Buying Shares" and "Selling Shares"). The exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the Nvest Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Fund may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another Nvest Fund or Money Market Fund is treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.

RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS

Although the Fund does not anticipate doing so, it reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. The Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

SELLING RESTRICTIONS

The table below describes restrictions placed on selling shares of the Fund:

RESTRICTION                             SITUATION

The Fund may suspend the right of       o   When the New York Stock Exchange
redemption or postpone payment for          is closed (other than a
more than 7 days:                           weekend/holiday)

                                        o   During an emergency

                                        o   Any other period permitted by the
                                            SEC

The Fund reserves the right to          o   With a notice of a dispute
suspend account services or refuse          between registered owners
transaction requests:
                                        o   With suspicion/evidence of a
                                            fraudulent act

The Fund may pay the redemption price   o   When it is detrimental for the
in whole or part by a distribution in       Fund to make cash payments as
kind of readily marketable securities       determined in the sole discretion
in lieu of cash or may take up to 7         of the adviser or subadviser
days to pay a redemption request in
order to raise capital:

The Fund may close your account and     o   When the Fund account falls below
send you the proceeds. You will have        a set minimum (currently $1,000
60 days after being notified of the         as set by the Fund's Board of
Fund's intention to close your              Trustees)
account to increase the account to
the set minimum. This does not apply
to certain qualified retirement
plans, automatic investment plans or
accounts that have fallen below the
minimum solely because of
fluctuations in the Fund's net asset
value per share:

The Fund may withhold redemption        o   When redemptions are made within
proceeds until the check or funds           10 calendar days of purchase by
have cleared:                               check or ACH of the shares being
                                            redeemed

Telephone redemptions are not accepted for tax-qualified retirement accounts.

If you hold certificates representing your shares, they must be sent with your request for it to be honored.

The Fund recommends that certificates be sent by registered mail.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                    HOW FUND SHARES ARE PRICED

"Net asset value" is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:

NET       TOTAL MARKET VALUE OF SECURITIES + CASH AND OTHER ASSETS - LIABILITIES
ASSET  =  ----------------------------------------------------------------------
VALUE                         NUMBER OF OUTSTANDING SHARES

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

o A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

* Under limited circumstances, the Distributor may enter into a contractual agreement where it may accept orders after 5:00 pm, but not later than 8:00 pm

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

o EQUITY SECURITIES -- most recent sales or quoted bid price as provided by a pricing service.

o DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) -- based upon pricing service valuations.

o SHORT-TERM OBLIGATIONS (REMAINING MATURITY OF LESS THAN 60 DAYS) -- amortized cost (which approximates market value).

o SECURITIES TRADED ON FOREIGN EXCHANGES -- most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Fund's Board of Trustees at the close of regular trading on the Exchange.

o   OPTIONS -- last sale price, or if not available, last offering price.

o FUTURES -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Fund's Board of Trustees.

o ALL OTHER SECURITIES -- fair market value as determined by the adviser or subadviser of the Fund under the direction of the Fund's Board of Trustees.

The effect of fair value pricing as described above under "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may be priced by another method that the Fund's Board of Trustees believes actually reflects fair value.

[graphic omitted]   FUND SERVICES
                    -------------
                    DIVIDENDS AND DISTRIBUTIONS

The Fund generally distributes most or all of its net investment income (other than capital gains) in the form of dividends. The Fund expects to distribute dividends quarterly. The Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Depending on your investment goals and priorities, you may choose to:

o participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another Nvest Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."

o receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or in the same class of another Nvest Fund.

o   receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in shares of the same class of the Fund at net asset value.

For more information or to change your distribution option, contact Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep the 1099 as a permanent record. A fee may be charged for any duplicate information requested.

TAX CONSEQUENCES

The Fund intends to meet all requirements of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Fund distributions paid to you either in cash or reinvested in additional shares are generally taxable to you either as ordinary income or as capital gains. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. If you are a corporation investing in the Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Distributions of gains from investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares.

An exchange of shares for shares of another Nvest Fund or Money Market Fund is treated as a sale, and any resulting gain or loss may be subject to federal income tax. If you purchase shares of the Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.

You should consult your tax adviser about any federal, state and local taxes that may apply to the distributions you receive.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                            COMPENSATION TO SECURITIES DEALERS

As part of its business strategy, the Fund pays securities dealers that sell its shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees of a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940). The sales charges are detailed in the section entitled "How Sales Charges are Calculated." Each class of Fund shares pays an annual service fee of 0.25% of its average daily net assets. In addition to this service fee, Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Class C shares are subject to a distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class C shares. Because these distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.

The Distributor may, at its expense, pay concessions in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the Nvest Funds over prior periods, and certain other factors. See the SAI for more details.

[graphic omitted]   FUND SERVICES
                    -------------
                    ADDITIONAL INVESTOR SERVICES

RETIREMENT PLANS
Nvest Funds offers a range of retirement plans, including IRAs, SEPs, SARSEPs, SIMPLEs, 401(k) plans, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

INVESTMENT BUILDER PROGRAM
This is Nvest Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more Nvest Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

DIVIDEND DIVERSIFICATION PROGRAM
This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Nvest Fund or Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other Nvest Fund or Money Market Fund, please read its Prospectus carefully.

AUTOMATIC EXCHANGE PLAN
Nvest Funds has an automatic exchange plan under which shares of a class of a Fund are automatically exchanged each month for shares of the same class of other Nvest Funds or Money Market Funds. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange Plan.

SYSTEMATIC WITHDRAWAL PLAN
This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage that you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. To establish a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."

NVEST FUNDS PERSONAL ACCESS LINE (R)
This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, press 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

NVEST FUNDS WEB SITE
Visit us at www.nvestfunds.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

[graphic omitted]   FUND PERFORMANCE
                    ----------------

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

NVEST EQUITY INCOME FUND

                                                                      CLASS A
                                                 NOV. 15(a)
                                                 THROUGH
                                                 DEC. 31,           YEAR ENDED DECEMBER 31,
                                                   1995           1996          1997            1998
Net Asset Value, Beginning of the Period        $    12.50      $    12.86   $    15.15       $    17.59
                                                ----------      ----------   ----------       ----------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                 0.04            0.31         0.25             0.26(b)
Net Realized and Unrealized Gains on
 Investments                                          0.36            3.11         3.15             0.20(c)
                                                ----------      ----------   ----------       ----------
Total From Investment Operations                      0.40            3.42         3.40             0.46
                                                ----------      ----------   ----------       ----------
LESS DISTRIBUTIONS
Distributions From Net Investment Income             (0.04)          (0.30)       (0.26)           (0.26)
Distributions From Net Realized Capital Gains         0.00           (0.83)       (0.70)           (0.17)
                                                ----------      ----------   ----------       ----------
Total Distributions                                  (0.04)          (1.13)       (0.96)           (0.43)
                                                ----------      ----------   ----------       ----------
Net Asset Value, End of Period                  $    12.86      $    15.15   $    17.59       $    17.62
                                                ==========      ==========   ==========       ==========
TOTAL RETURN (%)(d)                                    3.2            26.6         22.6              2.7
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
 to Average Net Assets (%)(e)                         1.50(f)         1.50         1.50             1.50
Ratio of Net Investment Income
 to Average Net Assets (%)                            3.58(f)         2.06         1.76             1.48
Portfolio Turnover Rate (%)                              0              45           33               61
Net Assets, End of Period (000)                 $    2,064      $    2,613   $   14,681       $   17,839

(a) Commencement of Operations.
(b) Per share net investment income has been calculated using the average shares outstanding during the year.
(c) The amount shown for a share outstanding does not correspond with the aggregate net gain/loss on investments for the period ended December 31, 1998, due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d) A sales charge for Class A shares or a CDSC for Class B and C shares is not reflected in total return calculations. Periods of less than one year are not annualized.
(e) The ratio of operating expenses to average net assets without giving effect to the expense limitation in effect would have been (%):
                                                      5.97(f)         3.67         3.10             1.92
(f) Computed on an annualized basis.

                                                           CLASS B                            CLASS C
                                                SEPTEMBER 15(a)                  SEPTEMBER 15(a)
                                                   THROUGH        YEAR ENDED         THROUGH       YEAR ENDED
                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                     1997             1998            1997            1998
Net Asset Value, Beginning of the Period          $    17.06      $    17.59       $    17.06      $    17.59
                                                  ----------      ----------       ----------      ----------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                   0.03            0.13(b)         0.03             0.13(b)
Net Realized and Unrealized Gains on
 Investments                                            0.60            0.20(c)          0.60            0.21(c)
                                                  ----------      ----------       ----------      ----------
Total From Investment Operations                        0.63            0.33             0.63            0.34
                                                  ----------      ----------       ----------      ----------
LESS DISTRIBUTIONS
Distributions From Net Investment Income               (0.04)          (0.13)           (0.04)          (0.13)
Distributions From Net Realized Capital Gains          (0.06)          (0.17)           (0.06)          (0.17)
                                                  ----------      ----------       ----------      ----------
Total Distributions                                    (0.10)          (0.30)           (0.10)          (0.30)
                                                  ----------      ----------       ----------      ----------
Net Asset Value, End of Period                    $    17.59      $    17.62       $    17.59      $    17.63
                                                  ==========      ==========       ==========      ==========
TOTAL RETURN (%)(d)                                      3.7             2.0              3.7             2.0
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
 to Average Net Assets (%)(e)                           2.25(f)         2.25             2.25(f)         2.25
Ratio of Net Investment Income
 to Average Net Assets (%)                              1.01(f)         0.73             1.01(f)         0.73
Portfolio Turnover Rate (%)                               33              61               33              61
Net Assets, End of Period (000)                   $    9,375      $   16,623       $    1,596      $    2,101

(a) Commencement of Operations.
(b) Per share net investment income has been calculated using the average shares outstanding during the year.
(c) The amount shown for a share outstanding does not correspond with the aggregate net gain/loss on investments for the period ended December 31, 1998, due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d) A sales charge for Class A shares or a CDSC for Class B and C shares is not reflected in total return calculations. Periods of less than one year are not annualized.
(e) The ratio of operating expenses to average net assets without giving effect to the expense limitation in effect would have been (%):
                                                      3.85(f)         2.67             3.85(f)         2.67
(f) Computed on an annualized basis.


GLOSSARY OF TERMS

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

BOTTOM-UP ANALYSIS -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

CAPITAL GAIN DISTRIBUTIONS -- Payments to the Fund's shareholders of profits earned from selling securities in the Fund's portfolio. Capital gain distributions are usually paid once a year.

CREDIT RATING -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Group or Moody's Investors Service, Inc. Bonds with a credit rating of BBB or higher by S&P or Baa or higher by Moody's are generally considered investment grade.

DERIVATIVE -- A financial instrument whose value and performance are based upon the value and performance of another security or financial instrument.

DISCOUNTED PRICE -- The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION -- The strategy of investing in a wide range of companies or industries to reduce the risk if an individual company or one sector of the market suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.

DURATION -- A measure of how much a bond's price fluctuates with changes in comparable interest rates.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysts consider past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, these analysts assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

INCOME DISTRIBUTIONS -- Payments to shareholders resulting from the net interest or dividend income earned by the Fund's portfolio.

INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- rate of interest charged for the use of money, usually expressed at an annual rate.

MARKET CAPITALIZATION -- The market price of a company's shares multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.

MATURITY -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

NET ASSET VALUE (NAV) -- The market value of one share of the Fund on any given day without a front-end sales charge or CDSC. It is determined by dividing the Fund's total net assets by the number of shares outstanding.

PRICE-TO-EARNINGS RATIO - Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation(i.e. earnings-to-price ratio).

PRICE-TO-BOOK RATIO - Current market price of a stock divided by its book value, or net asset value, of the stock.

QUALITATIVE ANALYSIS -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategy.

RETURN ON EQUITY -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. This tells common shareholders how effectively their money is being employed.

TARGET PRICE -- Price that an investor is hoping a stock he or she has just bought will rise within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one years time, for instance.

TECHNICAL ANALYSIS -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

TOP-DOWN APPROACH -- The method in which an investor first looks at trends in the general economy, and next selects attractive industries and then companies that should benefit from those trends.

TOTAL RETURN -- The change in value of an investment in the Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of the Fund.

VALUE INVESTING -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD -- The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

IF YOU WOULD LIKE MORE INFORMATION ABOUT THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

    ANNUAL AND SEMIANNUAL REPORTS -- Provide additional information about the
       Fund's investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

           STATEMENT OF ADDITIONAL INFORMATION (SAI) -- Provides more detailed information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

   TO ORDER A FREE COPY OF THE FUND'S ANNUAL OR SEMIANNUAL REPORT OR ITS SAI,
            CONTACT YOUR FINANCIAL REPRESENTATIVE, OR THE FUNDS AT:

                          Nvest Funds Distributor, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
                            Telephone: 800-225-5478
                          Internet: www.nvestfunds.com

                     Your financial representative or Nvest
         Funds will also be happy to answer your questions or to provide any additional information that you may require.

                You can review the Fund's reports and SAI at the
                   Public Reference Room of the Securities and
                    Exchange Commission. Text-only copies are
                  available free from the Commission's Web site
                                at: www.sec.gov.

          Copies of these publications are also available for a fee by writing or calling the Public Reference Room of the SEC,
                           Washington, D.C. 20549-6009
                            Telephone: 800-SEC-0330

             Nvest Funds Distributor, L.P., and other firms selling
                    shares of Nvest Funds are members of the
           National Association of Securities Dealers, Inc. (NASD). As
                a service to investors, the NASD has asked that
             we inform you of the availability of a brochure on its
                 Public Disclosure Program. The program provides
             access to information about securities firms and their
         representatives. Investors may obtain a copy by contacting the
               NASD at 800-289-9999 or by visiting their Web site
                               at www.NASDR.com.

                                  NVEST EQUITY
                                  INCOME FUND

                    (Investment Company Act File No. 811-7345)
--------------------------------------------------------------------------------
                                   XEI51-0200

--------------------------------------------------------------------------------
[logo] NvestFunds(SM)
Where The Best Minds Meet(R)

Nvest
BULLSEYE FUND
Jurika & Voyles, L.P.

[graphic omitted]

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call Nvest Funds.

PROSPECTUS

May 3, 1999
(as revised February 1, 2000)

                    WHAT'S INSIDE

[graphic omitted]   GOALS, STRATEGIES & RISKS
                    PAGE 2
--------------------------------------------------------------------------------
[graphic omitted]   FUND FEES & EXPENSES
                    PAGE 3
--------------------------------------------------------------------------------
[graphic omitted]   MANAGEMENT TEAM
                    PAGE 5
--------------------------------------------------------------------------------
[graphic omitted]   FUND SERVICES
                    PAGE 6
--------------------------------------------------------------------------------
[graphic omitted]   FUND PERFORMANCE
                    PAGE 18
--------------------------------------------------------------------------------

Nvest Funds
399 Boylston Street, Boston, Massachusetts 02116
800-225-5478

Table of Contents

--------------------------------------------------------------------------------
GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
Nvest Bullseye Fund............................................................1

--------------------------------------------------------------------------------
FUND FEES & EXPENSES.
--------------------------------------------------------------------------------
Fund Fees & Expenses...........................................................3

--------------------------------------------------------------------------------
MORE ABOUT RISK
--------------------------------------------------------------------------------
More About Risk ...............................................................4

--------------------------------------------------------------------------------
MANAGEMENT TEAM
--------------------------------------------------------------------------------
Meet the Fund's Investment Adviser and Subadviser .............................5
Meet the Fund's Portfolio Manager .............................................5

--------------------------------------------------------------------------------
FUND SERVICES
--------------------------------------------------------------------------------
Investing in the Fund .........................................................6
How Sales Charges Are Calculated ..............................................7
Ways to Reduce or Eliminate Sales Charges .................................... 8
It's Easy to Open an Account ..................................................9
Buying Shares ................................................................10
Selling Shares ...............................................................11
Selling Shares in Writing ....................................................12
Exchanging Shares ............................................................13
Restrictions on Buying, Selling and Exchanging Shares ........................13
How Fund Shares Are Priced ...................................................14
Dividends and Distributions ..................................................15
Tax Consequences .............................................................15
Compensation to Securities Dealers ...........................................16
Additional Investor Services .................................................17

--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------
Nvest Bullseye Fund...........................................................18
Glossary of Terms ............................................................19

If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

                                                          FUND FOCUS
                                                   Stability Income Growth
                                                  ------------------------
[graphic omitted] GOALS, STRATEGIES & RISKS    High                    X
                  -------------------------        --------- ------ -------
                    NVEST BULLSEYE FUND        Med.
                                                   --------- ------ -------
                                               Low      X      X

                              TICKER SYMBOL:  CLASS A  CLASS B  CLASS C
                                              -------------------------
                                               NFBSX    NFBBX    NFBCX

ADVISER:    Nvest Funds Management, L.P. ("Nvest Management")
SUBADVISER: Jurika & Voyles, L.P. ("Jurika & Voyles")
MANAGERS:   William K. Jurika and Guy Elliffe
CATEGORY:   All-Cap Equity

INVESTMENT GOAL

The Fund seeks long-term capital growth.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest substantially all of its assets in a non-diversified portfolio of equity securities. The Fund primarily invests in the common stock of 15 to 20 quality companies representing different capitalization levels and industries. Jurika & Voyles believes that the companies that it chooses to invest in are undervalued based upon their current operations and have the potential for future earnings growth.

It uses this "growth at a reasonable price" philosophy to build a portfolio it believes will produce higher long-term returns than the Standard & Poor's Composite Index of 500 Stocks ("S&P 500"). It seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

x   discounted price compared to intrinsic value
x   favorable earnings growth potential
x   competitive advantages
x   strong financial health
x   positive cash flow
x   strong management often with high insider ownership

Jurika & Voyles uses the following strategy to select its investments:

o It combines a bottom-up analysis and a top-down approach in managing the Fund. A bottom-up approach analyzes individual companies on a case-by-case basis. A top down approach analyzes the overall economic factors that may affect a potential investment. The firm's analysts comb through the universe of publicly traded companies seeking to identify stocks that meet their growth and value criteria.

o Analysts then perform comprehensive research to understand the dynamics of the company's business model and drivers of profitability to arrive at a narrowed universe of 50 to 60 stocks.

o Jurika & Voyles takes the process a step further to include an assessment of each stock's risk as well as its potential impact on the total portfolio. Top-down analysis is incorporated into the construction of the portfolio as well as the continual monitoring of portfolio investments and risk.

o The Fund will sell a stock when it becomes overvalued, if a company's fundamentals deteriorate, if its management loses focus or when another company shows greater growth potential at a more advantageous price.

The Fund may:

o   Invest in convertible preferred stock and convertible debt securities

o   Invest in real estate investment trusts ("REITs")

o Hold up to 20% of its assets in American Depository Receipts ("ADRs"), which are foreign investments issued by a U.S. bank.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which may adversely affect the value of the portfolio.

NON-DIVERSIFIED STATUS: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular company. Therefore, the Fund's return could be significantly affected by the performance of any one of the small number of stocks in its portfolio.

FOREIGN SECURITIES: ADRs may be more volatile than U.S. securities and carry political, economic and information risks that are associated with foreign securities.

REITS: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages.

                                          FUND FEES & EXPENSES [graphic omitted]

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                      CLASS A   CLASS B  CLASS C
Maximum sales charge (load) imposed on purchases
   (as a percentage of offering price)(1)(2)           5.75%     None     None
Maximum deferred sales charge (load)
   (as a percentage of original purchase
   price or redemption proceeds, as applicable)(2)      (3)      5.00%    1.00%
Redemption fees                                        None*     None*    None*

(1) A reduced sales charge on Class A shares applies in some cases. See "Ways to Reduce or Eliminate Sales Charges."

(2) Does not apply to reinvested distributions.

(3) A 1.00% contingent deferred sales charge applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See "How Sales Charges are Calculated."

* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

                                               BULLSEYE FUND (1)
                                          CLASS A   CLASS B   CLASS C
Management fees                            0.95%     0.95%     0.95%
Distribution and/or service (12b-1) fees   0.25%     1.00%*    1.00%*
Other expenses                             1.94%     1.94%     1.94%
Total annual fund operating expenses       3.14%     3.89%     3.89%
Fee waiver and/or expense reimbursement    1.39%**   1.39%**   1.39%**
Net expenses                               1.75%     2.50%     2.50%

(1) Based on the Fund's estimated expenses for the current fiscal year.

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

** Nvest Management has given a binding undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.75%, 2.50% and 2.50% of its average daily net assets for Class A, B and C shares, respectively. This undertaking will be in effect for the life of this Prospectus.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

o   You invest $10,000 in the Fund for the time periods indicated;

o   Your investment has a 5% return each year; and

o   The Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                                 BULLSEYE FUND
                     CLASS A     CLASS B         CLASS C
                                (1)    (2)      (1)    (2)
  1 year             $  743    $  753 $  253   $  353 $  253
  3 years            $1,094    $1,079 $  779   $  779 $  779
  5 years            $1,469    $1,531 $1,331   $1,331 $1,331
  10 years*          $2,519    $2,652 $2,652   $2,836 $2,836

(1) Assumes redemption at end of period

(2) Assumes no redemption at end of period

* Class B shares automatically convert to Class A shares after 8 years; therefore, Class B amounts are calculated using Class A expenses in years 9 and 10.

MORE ABOUT RISK

The Fund has principal investment strategies that come with inherent risks. The following is a list of risks to which the Fund may be subject by investing in various types of securities or engaging in various practices.

MARKET RISK The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably based upon change in a company's financial condition as well as overall market and economic conditions.

RISK OF SMALL CAPITALIZATION COMPANIES These companies carry special risks, including narrower markets, limited financial and management resources, less liquidity and greater volatility than large company stocks.

MANAGEMENT RISK The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.

CREDIT RISK The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

RISKS OF OPTIONS, FUTURES AND SWAP CONTRACTS These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities can have a significant impact on the Fund's exposure to stock market values, interest rates or the currency exchange rate. These types of transactions will be used primarily for hedging purposes.

LEVERAGE RISK The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a derivative security is not used as a hedge, the Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

INTEREST RATE RISK The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

INFORMATION RISK The risk that key information about a security is inaccurate or unavailable.

OPPORTUNITY RISK The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

LIQUIDITY RISK The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may be costly to the Fund.

CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

EXTENSION RISK The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

VALUATION RISK The risk that the Fund has valued certain securities at a higher price than it can sell them for.

PREPAYMENT RISK The risk that unanticipated prepayments may occur, reducing the value of mortgage- or asset-backed securities, or real estate investment trusts.

POLITICAL RISK The risk of losses directly attributable to government or political actions.

YEAR 2000 PROBLEM Many computer systems today cannot distinguish between the year 1900 and the year 2000. Nvest Funds does not currently anticipate that computer problems related to the year 2000 will have a material effect on any Fund. However, there can be no assurances in this area, including the possibility that year 2000 computer problems could negatively affect communication systems, investment markets including investments by the Fund or the economy in general.

EURO CONVERSION Many European countries have adopted a single European currency, the "euro." The consequences of this conversion for foreign exchange rates, interest rates and the value of European securities are unclear presently. Such consequences may decrease the value and/or increase the volatility of securities held by the Fund.

                                               MANAGEMENT TEAM [graphic omitted]
                                               ---------------
                            MEET THE FUND'S INVESTMENT ADVISER
                                                AND SUBADVISER

The Nvest Funds family includes 25 mutual funds with a total of over $8 billion in assets under management as of December 31, 1999. Nvest Funds are distributed through Nvest Funds Distributors, L.P. (the "Distributor"). This Prospectus covers Nvest Bullseye Fund (the "Fund"), which along with the other Nvest Stock Funds, Nvest Bond Funds, Nvest Star Funds, Kobrick Funds and Nvest State Tax-Free Funds, constitute the "Nvest Funds." Nvest Cash Management Trust Money Market Series and Nvest Tax Exempt Money Market Trust constitute the "Money Market Funds."

NVEST FUNDS MANAGEMENT, L.P.

Nvest Manag ement, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to the Fund.Nvest Management is a subsidiary of Nvest Companies, L.P. ("Nvest Companies"), which is part of an affiliated group including Nvest, L.P., a publicly-traded company listed on the New York Stock Exchange. Nvest Companies' 14 principal subsidiary or affiliated asset management firms, collectively, had more than $127 billion in assets under management as of September 31, 1999.Nvest Management oversees, evaluates and monitors the subadvisory services provided to the Fund. It also provides general business management and administration to the Fund.Nvest Management does not determine what investments will be purchased by the Fund. Jurika & Voyles make the Fund's investment decisions.


SUBADVISER

JURIKA & VOYLES, located at Lake Merritt Plaza, 1999 Harrison, Suite 700, Oakland, California 94612, serves as subadviser to the Fund. Jurika & Voyles, founded in 1983, has discretionary management authority with respect to over $5 billion of assets for various clients including corporations, pension plans, 401(k) plans, profit sharing plans, trusts and estates, foundations and charities, mutual funds and individuals. Jurika & Voyles is a subsidiary of Nvest Companies. The Fund pays advisory and subadvisory fees at the combined annual rate of 0.95% of the first $200 million of the Fund's average daily net assets, 0.90% of the next $300 million of such assets and 0.85% of such assets in excess of $500 million. The Fund paid 0.00% in advisory and subadvisory fees in 1998 after waiver or reimbursement.

SUBADVISORY AGREEMENTS

The Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits Nvest Management to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits Nvest Management to enter into new subadvisory agreements with subadvisers that are not affiliated with Nvest Management, if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes.

PORTFOLIO TRADES

In placing portfolio trades, Nvest Management or Jurika & Voyles may use brokerage firms that market the Fund's shares or are affiliated with Nvest Companies, Nvest Management or Jurika & Voyles. In placing trades, Jurika & Voyles will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Fund's Board of Trustees.

MEET THE FUND'S PORTFOLIO MANAGERS

WILLIAM K. JURIKA
William Jurika has co-managed Bullseye Fund since its inception in March 1998. Mr. Jurika founded Jurika & Voyles in 1983 and presently acts as its President and Principal. Mr. Jurika received a B.A. from the University of Denver and has over 32 years of investment experience.


GUY ELLIFFE
Guy Elliffe has co-managed Bullseye Fund since May 1999. Mr. Elliffe, Senior Vice President and Director of Research of Jurika & Voyles, joined the company in 1995. Previously, he served as Managing Director of Equities at National Mutual Funds Management. He is also a Chartered Financial Analyst. Mr. Elliffe earned a B.A. (Hons) from the University of Otago (New Zealand) and a Certificate of Finance and Investment from the Institute of Actuaries in London and has over 20 years of investment experience.

[graphic omitted]   FUND SERVICES
                    -------------
                    INVESTING IN THE FUND

CHOOSING A SHARE CLASS
The Fund offers Class A, Class B and Class C shares to the public. Each class has different costs associated with buying, selling and holding Fund shares, which allow you to choose the class that best meets your needs. Which class you choose will depend upon the size of your investment and how long you intend to hold your shares. Class B shares, Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

CLASS A SHARES

o You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

o You pay lower annual expenses than Class B and Class C shares, giving you the potential for higher returns per share.

o You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemption if you redeem these shares within 1 year of purchase.


CLASS B SHARES

o You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

o   You pay higher annual expenses than Class A shares.

o You will pay a charge on redemptions if you sell your shares within 6 years of purchase, as described in the section "How Sales Charges are Calculated."

o Your Class B shares will automatically convert into Class A shares after 8 years, which reduces your annual expenses.

o We will not accept an order for $1 million or more of Class B shares. You may, however, purchase $1 million or more of Class A shares, which will have no sales charge as well as lower annual expenses. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

CLASS C SHARES

o You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

o   You pay higher annual expenses than Class A shares.

o You will pay a charge on redemptions if you sell your shares within 1 year of purchase.

o Your Class C shares will not automatically convert into Class A shares. If you hold your shares for longer than 8 years, you'll pay higher expenses than other classes.

o We will not accept an order for $1 million or more of Class C shares. You may, however, purchase $1 million or more of Class A shares, which will have no sales charge as well as lower annual expenses. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

For actual past expenses of Class A, B and C shares, see the section entitled "Fund Fees and Expenses" in this Prospectus.

CERTIFICATES

Certificates will not be automatically issued for any class of shares. Upon written request, you may receive certificates for Class A shares only.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                              HOW SALES CHARGES ARE CALCULATED

CLASS A SHARES

The price that you pay when you buy Class A shares ("offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase.

                         CLASS A SALES CHARGES
YOUR INVESTMENT         AS A % OF OFFERING PRICE   AS A % OF YOUR INVESTMENT

Less than  $ 50,000              5.75%                      6.10%
$ 50,000 - $ 99,999              4.50%                      4.71%
$100,000 - $249,999              3.50%                      3.63%
$250,000 - $499,999              2.50%                      2.56%
$500,000 - $999,999              2.00%                      2.04%
$1,000,000 or more*              0.00%                      0.00%

* For purchases of Class A shares of the Fund of $1 million or more or purchases by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Internal Revenue Code with investments of $1 million or more or that have 100 or more eligible employees), there is no front-end sales charge, but a contingent deferred sales charge of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

CLASS B SHARES

The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a contingent deferred sales charge ("CDSC") on shares that you sell within 6 years of buying them. The amount of the CDSC, if any, declines each year that you own your shares. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another Nvest Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:

            CLASS B CONTINGENT DEFERRED SALES CHARGES
      YEAR SINCE PURCHASE          CDSC ON SHARES BEING SOLD

              1st                            5.00%
              2nd                            4.00%
              3rd                            3.00%
              4th                            3.00%
              5th                            2.00%
              6th                            1.00%
           thereafter                        0.00%

CLASS C SHARES

The offering price of Class C shares is their net asset value, without a front-end sales charge. However, Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of purchase. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another Nvest Fund.

             CLASS C CONTINGENT DEFERRED SALES CHARGES
      YEAR SINCE PURCHASE          CDSC ON SHARES BEING SOLD

              1st                            1.00%
           thereafter                        0.00%

HOW THE CDSC IS APPLIED TO YOUR SHARES

The CDSC is a sales charge you pay when you redeem certain Fund shares.
The CDSC:

o   is calculated based on the number of shares you are selling;

o is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;

o is deducted from the proceeds of the redemption, not from the amount remaining in your account; and

o for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years.

A CDSC WILL NOT BE CHARGED ON:

o   increases in net asset value above the purchase price; or

o shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

EXCHANGES INTO SHARES OF A MONEY MARKET FUND

If you exchange shares of the Fund into shares of the Money Market Funds, the holding period for purposes of determining the CDSC and conversion to Class A shares stops until you exchange back into shares of another Nvest Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

[graphic omitted]   FUND SERVICES
                    -------------
                    WAYS TO REDUCE OR ELIMINATE SALES CHARGES

CLASS A SHARES

REDUCING SALES CHARGES
There are several ways you can lower your sales charge, including:

o LETTER OF INTENT -- allows you to purchase Class A shares of any Nvest Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more over 13 months. Purchases in Class B and Class C shares may be used toward meeting the letter of intent.

o COMBINING ACCOUNTS -- allows you to combine shares of multiple Nvest Funds and classes for purposes of calculating your sales charge. You may combine your purchases with those of qualified accounts of a spouse, parents, children, siblings, grandparents, grandchildren, in-laws, individual fiduciary accounts, sole proprietorships, single trust estates and any other group of individuals acceptable to the Distributor.

These privileges do not apply to the Money Market Funds unless shares are purchased through an exchange from another Nvest Fund.

ELIMINATING SALES CHARGES AND CDSC
Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

o Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

o   Selling brokers, sales representatives or other intermediaries;

o Fund trustees and other individuals who are affiliated with any Nvest Fund or Money Market Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

o Participants in certain Retirement Plans with at least 100 members (one-year CDSC may apply);

o Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities; and

o Investments of $25,000 or more in the Nvest Funds or Money Market Funds by clients of an adviser or subadviser to any Nvest Fund or Money Market Fund.



REPURCHASING FUND SHARES
You may apply proceeds from redeeming Class A shares of the Fund WITHOUT PAYING A SALES CHARGE to repurchase Class A shares of any Nvest Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Nvest Funds or your financial representative at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: For federal income tax purposes, A REDEMPTION IS A SALE THAT INVOLVES TAX CONSEQUENCES, EVEN IF THE PROCEEDS ARE LATER REINVESTED. Please consult your tax adviser for how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.

CLASS A, B OR C SHARES

ELIMINATING THE CDSC
As long as we are notified at the time you sell, the CDSC for any share class will generally be eliminated in the following cases:

o to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC);

o   to make payments through a systematic withdrawal plan; or

o   due to shareholder death or disability.

If you think you may be eligible for a sales charge elimination or reduction, contact your financial representative or Nvest Funds.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                  IT'S EASY TO OPEN AN ACCOUNT

TO OPEN AN ACCOUNT WITH NVEST FUNDS:

1.  Read this Prospectus carefully.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

                                                                   MINIMUM TO OPEN AN
                                            MINIMUM TO ACCOUNT      USING MINIMUM FOR
TYPE OF ACCOUNT                              OPEN AN ACCOUNT       INVESTMENT BUILDER        EXISTING ACCOUNTS

Any account other than those
listed below                                     $2,500                    $100                    $100

Accounts registered under the Uniform
Gifts to Minors Act or the Uniform               $2,000                    $100                    $100
Transfers to Minors Act

Individual Retirement Accounts (IRAs)            $  500                    $100                    $100

Retirement plans with tax benefits such
as corporate pension, profit sharing             $  250                    $100                    $100
and Keogh plans

Payroll Deduction Investment Programs
for 401(k), SARSEP, SEP, SIMPLE,                 $   25                     N/A                    $ 25
403(b)(7) and certain other retirement plans

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Nvest Funds at 800-225-5478. For more information on Nvest Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4.  Use the following sections as your guide for purchasing shares.

 SELF-SERVICING YOUR ACCOUNT

Buying or selling shares is easy with the services described below:

NVEST FUNDS PERSONAL ACCESS LINE(R)           NVEST FUNDS WEB SITE
    800-225-5478, press 1                      www.nvestfunds.com

You have access to your account 24 hours a day by calling Personal Access Line(R) from a touch-tone telephone or by visiting us online.

By using these customer service options, you may:

     o purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

     o review your account balance, recent transactions, Fund prices and recent performance;

     o   order duplicate account statements; and

     o   obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

[graphic omitted]   FUND SERVICES
                    -------------
                    BUYING SHARES


          OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT

THROUGH YOUR INVESTMENT DEALER

o   Call your investment dealer         o   Call your investment dealer
    for information.                        for information.

BY MAIL
[graphic omitted]
o   Make out a check in U.S.            o   Make out a check in U.S.
    dollars for the investment              dollars for the investment
    amount, payable to "Nvest               amount, payable to "Nvest
    Funds." Third party checks              Funds." Third party checks
    will generally not be                   will generally not be
    accepted.                               accepted.

o   Mail the check with your            o   Fill out the detachable
    completed application to Nvest          investment slip from an
    Funds, P.O. Box 8551, Boston,           account statement. If no slip
    MA 02266-8551.                          is available, include with the
                                            check a letter specifying the
                                            Fund name, your class of
                                            shares, your account number
                                            and the registered account
                                            name(s). To make investing
                                            even easier, you can order
                                            more investment slips by
                                            calling 800-225-5478.

BY EXCHANGE
[graphic omitted]
o   The exchange must be for a          o   The exchange must be for a
    minimum of $1,000 or for all            minimum of $1,000 or for all
    of your shares.                         of your shares.

o   Obtain a current prospectus         o   Call your investment dealer or
    for the Fund into which you             Nvest Funds at 800-225-5478 to
    are exchanging by calling your          request an exchange.
    investment dealer or Nvest
    Funds at 800-225-5478.              o   See the section entitled
                                            "Exchanging Shares."
o   Call your investment dealer or
    Nvest Funds to request an
    exchange.

o   See the section entitled
    "Exchanging Shares."

BY WIRE
[graphic omitted]
o   Call Nvest Funds at                 o   Instruct your bank to transfer
    800-225-5478 to obtain an               funds to State Street Bank &
    account number and wire                 Trust Company, ABA# 011000028,
    transfer instructions. Your             DDA# 99011538.
    bank may charge you for such a      o   Specify the Fund name, your class of
    transfer.                               shares, your account number
                                            and the registered account
                                            name(s). Your bank may charge
                                            you for such a transfer.

AUTOMATIC INVESTING THROUGH INVESTMENT BUILDER
[graphic omitted
o   Indicate on your application        o   Please call Nvest Funds at
    that you would like to begin            800-225-5478 for a Service
    an automatic investment plan            Options Form. A signature
    through Investment Builder and          guarantee may be required to
    the amount of the monthly               add this privilege.
    investment ($100 minimum).
                                        o   See the section entitled
o   Send a check marked "Void" or           "Additional Investor
    a deposit slip from your bank           Services."
    account along with your
    application.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]
o   Ask your bank or credit union       o   Call Nvest Funds at
    whether it is a member of the           800-225-5478 to add shares to
    ACH system.                             your account through ACH.

o   Complete the "Telephone             o   If you have not signed up for
    Withdrawal and Exchange" and            the ACH system, please call
    "Bank Information" sections on          Nvest Funds for a Service
    your account application.               Options Form. A signature
                                            guarantee may be required to
o   Mail your completed                     add this privilege.
    application to Nvest Funds,
    P.O. Box 8551, Boston, MA
    02266-8551.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                                SELLING SHARES
                       TO SELL SOME OR ALL OF YOUR SHARES

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

THROUGH YOUR INVESTMENT DEALER

o   Call your investment dealer for information.

BY MAIL
[graphic omitted]

o Write a letter to request a redemption specifying the name of the Fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."

o The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

o   Mail your request to Nvest Funds, P.O. Box 8551, Boston, MA 02266-8551.

o Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire or through ACH (see below).

BY EXCHANGE
[graphic omitted]
o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or Nvest Funds at 800-225-5478.

o   Call Nvest Funds to request an exchange.

o   See the section entitled "Exchanging Shares" for more details.

BY WIRE
[graphic omitted]
o Fill out the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o Call Nvest Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

o Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]
o   Ask your bank or credit union whether it is a member of the ACH system.

o Complete the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o If you have not signed up for the ACH system on your application, please call Nvest Funds at 800-225-5478 for a Service Options Form.

o   Call Nvest Funds to request a redemption through this system.

o Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.

BY SYSTEMATIC WITHDRAWAL PLAN
[graphic omitted]
o Please refer to the section entitled "Additional Investor Services" or call Nvest Funds at 800-225-5478 or your financial representative for information.

o Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

BY TELEPHONE
[graphic omitted]
o   You may receive your proceeds by mail, by wire or through ACH (see above).

o Call Nvest Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.

[graphic omitted]   FUND SERVICES
                    -------------
                    SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

o   your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

o a proceeds check for any amount is mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public CANNOT provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

o   a financial representative or securities dealer;

o   a federal savings bank, cooperative or other type of bank;

o   a savings and loan or other thrift institution;

o   a credit union; or

o   a securities exchange or clearing agency.

The table shows situations in which additional documentation may be necessary. Please call your financial representative or Nvest Funds regarding requirements for other account types.

SELLER (ACCOUNT TYPE)                   REQUIREMENTS FOR WRITTEN REQUESTS

INDIVIDUAL, JOINT, SOLE                 o   The signatures on the letter must
PROPRIETORSHIP, UGMA/UTMA                   include all persons authorized to
(MINOR ACCOUNTS)                            sign, including title, if
                                            applicable.

                                        o   Signature guarantee, if
                                            applicable (see above).

CORPORATE OR ASSOCIATION ACCOUNTS       o   The signatures on the letter must
                                            include all persons authorized to
                                            sign, including title.

OWNERS OR TRUSTEES OF TRUST ACCOUNTS    o   The signature on the letter must
                                            include all trustees authorized
                                            to sign, including title.

                                        o   If the names of the trustees are
                                            not registered on the account,
                                            please provide a copy of the
                                            trust document certified within
                                            the past 60 days.

                                        o   Signature guarantee, if
                                            applicable (see above).

JOINT TENANCY WHOSE CO-TENANTS          o   The signatures on the letter must
ARE DECEASED                                include all surviving tenants of
                                            the account.

                                        o   Copy of the death certificate.

                                        o   Signature guarantee if proceeds
                                            check is issued to other than the
                                            surviving tenants.


POWER OF ATTORNEY (POA)                 o   The signatures on the letter must
                                            include the attorney-in-fact,
                                            indicating such title.

                                        o   A signature guarantee.

                                        o   Certified copy of the POA
                                            document stating it is still in
                                            full force and effect, specifying
                                            the exact Fund and account
                                            number, and certified within 30
                                            days of receipt of instructions.*

QUALIFIED RETIREMENT BENEFIT PLANS      o   The signature on the letter must
(EXCEPT NVEST FUNDS PROTOTYPE               include all signatures of those
DOCUMENTS)                                  authorized to sign, including
                                            title.

                                        o   Signature guarantee, if
                                            applicable (see above).

EXECUTORS OF ESTATES, ADMINISTRATORS,   o   The signature on the letter must
GUARDIANS, CONSERVATORS                     include those authorized to sign,
                                            including capacity.

                                        o   A signature guarantee.

                                        o   Certified copy of court document
                                            where signer derives authority,
                                            e.g.: Letters of Administration,
                                            Conservatorship, Letters
                                            Testamentary.*

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)   o   Additional documentation and
                                            distribution forms are required.

* Certification may be made on court documents by the court, usually certified by the clerk of the court. POA certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                             EXCHANGING SHARES

In general, you may exchange shares of your Fund for shares of the same class of another Nvest Fund without paying a sales charge or a CDSC (see the sections entitled "Buying Shares" and "Selling Shares"). The exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the Nvest Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Fund may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another Nvest Fund or Money Market Fund is treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.

RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS

Although the Fund does not anticipate doing so, it reserves the right to suspend or change the terms of purchasing or exchanging shares. The Funds and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. The Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

SELLING RESTRICTIONS
The table below describes restrictions placed on selling shares of the Fund:

  RESTRICTION                                  SITUATION

The Fund may suspend the right of redemption  o   When the New York Stock
or postpone payment for more than 7 days:         Exchange is closed (other than
                                                  a weekend/holiday)

                                              o   During an emergency

                                              o   Any other period permitted by
                                                  the SEC

The Fund reserves the right to suspend        o   With a notice of a dispute
account services or refuse transaction            between registered owners
requests:
                                              o   With suspicion/evidence of a
                                                  fraudulent act

The Fund may pay the redemption price in      o   When it is detrimental for the
whole or part by a distribution in kind of        Fund to make cash payments as
readily marketable securities in lieu of          determined in the sole
cash or may take up to 7 days to pay a            discretion of the adviser or
redemption request in order to raise              subadviser
capital:

The Fund may close your account and send you  o   When the Fund account falls
the proceeds. You will have 60 days after         below a set minimum (currently
being notified of the Fund's intention to         $1,000 as set by the Fund's
close your account to increase the account        Board of Trustees)
to the set minimum. This does not apply to certain qualified retirement plans, automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share:

The Fund may withhold redemption proceeds     o   When redemptions are made
until the check or funds have cleared:            within 10 calendar days of
                                                  purchase by check or ACH of
                                                  the shares being redeemed

Telephone redemptions are not accepted for tax-qualified retirement accounts. If you hold certificates representing your shares, they must be sent with your request for it to be honored.

The Fund recommends that certificates be sent by registered mail.

[graphic omitted]  Fund Services
                   HOW FUND SHARES ARE PRICED



"Net asset value" is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:

NET       TOTAL MARKET VALUE OF SECURITIES + CASH AND OTHER ASSETS - LIABILITIES
ASSET  =  ----------------------------------------------------------------------
VALUE                         NUMBER OF OUTSTANDING SHARES

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

o A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

* Under limited circumstances, the Distributor may enter into a contractual agreement where it may accept orders after 5:00 pm, but not later than 8:00 pm

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

o EQUITY SECURITIES -- most recent sales or quoted bid price as provided by a pricing service.

o DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) -- based upon pricing service valuations.

o SHORT-TERM OBLIGATIONS (REMAINING MATURITY OF LESS THAN 60 DAYS) -- amortized cost (which approximates market value).

o SECURITIES TRADED ON FOREIGN EXCHANGES -- most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Fund's Board of Trustees at the close of regular trading on the Exchange.

o   OPTIONS -- last sale price, or if not available, last offering price.

o FUTURES -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Fund's Board of Trustees.

o ALL OTHER SECURITIES -- fair market value as determined by the adviser or subadviser of the Fund under the direction of the Fund's Board of Trustees.

The effect of fair value pricing as described above under "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may be priced by another method that the Fund's Board of Trustees believes actually reflects fair value.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                   DIVIDENDS AND DISTRIBUTIONS

The Fund generally distributes most or all of its net investment income (other than capital gains) in the form of dividends. The Fund expects to distribute dividends annually. The Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Depending on your investment goals and priorities, you may choose to:

o participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another Nvest Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."

o receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or in the same class of another Nvest Fund.

o   receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in shares of the same class of the Fund at net asset value.

For more information or to change your distribution option, contact Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep the 1099 as a permanent record. A fee may be charged for any duplicate information requested.

TAX CONSEQUENCES

The Fund intends to meet all requirements of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Fund distributions paid to you either in cash or reinvested in additional shares are generally taxable to you either as ordinary income or as capital gains. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. If you are a corporation investing in the Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Distributions of gains from investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares.

An exchange of shares for shares of another Nvest Fund or Money Market Fund is treated as a sale, and any resulting gain or loss may be subject to federal income tax. If you purchase shares of the Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.

You should consult your tax adviser about any federal, state and local taxes that may apply to the distributions you receive.

[graphic omitted]   FUND SERVICES
                    -------------
                    COMPENSATION TO SECURITIES DEALERS

As part of their business strategies, the Fund pays securities dealers that sell its shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees of a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940). The sales charges are detailed in the section entitled "How Sales Charges are Calculated." Each class of Fund shares pays an annual service fee of 0.25% of its average daily net assets. In addition to this service fee, Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Class C shares are subject to a distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class C shares. Because these distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.

The Distributor may, at its expense, pay concessions in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the Nvest Funds over prior periods, and certain other factors. See the SAI for more details.

                                                 FUND SERVICES [graphic omitted]
                                                 ------------
                                 ADDITIONAL INVESTOR SERVICES

RETIREMENT PLANS
Nvest Funds offers a range of retirement plans, including IRAs, SEPs, SARSEPs, SIMPLEs, 401(k) plans, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

INVESTMENT BUILDER PROGRAM
This is Nvest Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more Nvest Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

DIVIDEND DIVERSIFICATION PROGRAM
This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Nvest Fund or Money Market Fund, subject to the eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other Nvest Fund or Money Market Fund, please read its Prospectus carefully.

AUTOMATIC EXCHANGE PLAN
Nvest Funds has an automatic exchange plan under which shares of a class of a Fund are automatically exchanged each month for shares of the same class of other Nvest Funds or Money Market Funds. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange Plan.


SYSTEMATIC WITHDRAWAL PLAN
This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage that you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. To establish a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."

NVEST FUNDS PERSONAL ACCESS LINE(R)
This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, press 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

NVEST FUNDS WEB SITE
Visit us at www.nvestfunds.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

[graphic omitted]   FUND PERFORMANCE
                    ----------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

                    NVEST BULLSEYE FUND

                                                           CLASS A                  CLASS B                 CLASS C
                                                          MARCH 31(a)              MARCH 31(a)             MARCH 31(a)
                                                            THROUGH                  THROUGH                 THROUGH
                                                       DECEMBER 31, 1998         DECEMBER 31, 1998       DECEMBER 31, 1998
Net Asset Value, Beginning of Period                       $   12.50                $   12.50                $   12.50
                                                           ---------                ---------                ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS

Net Investment Income (Loss) (b)                               (0.02)                   (0.08)                   (0.08)
Net Realized and Unrealized Gain (Loss)
  on Investments                                                0.17                     0.18                     0.17
                                                           ---------                ---------                ---------
Total From Investment Operations                                0.15                     0.10                     0.09
                                                           ---------                ---------                ---------
Net Asset Value, End of Period                             $   12.65                $   12.60                $   12.59
                                                           =========                =========                =========

TOTAL RETURN (%)(c)                                              1.2                      0.8                      0.7

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
  to Average Net Assets (%)(d)(e)                               1.75                     2.50                     2.50
Ratio of Net Investment Income
  (Loss) to  Average Net Assets (%)(e)                         (0.28)                   (1.03)                   (1.03)
Portfolio Turnover Rate (%)                                       68                       68                       68
Net Assets, End of the Period (000)                        $   9,653                $   8,618                $   2,987

(a) Commencement of Operations.
(b) Per share net investment loss has been calculated using the average shares outstanding during the period.
(c) A sales charge in the case of Class A shares and a contingent deferred sales charge in the case of Class B and
    Class C shares is not reflected in total return calculations. Periods of less than one year are not annualized.
(d) The ratio of operating expenses to average net assets without giving effect to the expense limitation would have been (%):
                                                              Class A                  Class B                  Class C
                                                              -------                  -------                  -------
                                                                3.14                     3.89                     3.89
(e) Computed on an annualized basis.

                                                               GLOSSARY OF TERMS

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

BOTTOM-UP ANALYSIS -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

CAPITAL GAIN DISTRIBUTIONS -- Payments to the Fund's shareholders of profits earned from selling securities in the Fund's portfolio. Capital gain distributions are usually paid once a year.

CREDIT RATING -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Group or Moody's Investors Service, Inc. Bonds with a credit rating of BBB or higher by S&P or Baa or higher by Moody's are generally considered investment grade.

DERIVATIVE -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

DISCOUNTED PRICE -- The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION -- The strategy of investing in a wide range of companies or industries to reduce the risk if an individual company or one sector of the market suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.

DURATION -- A measure of how much a bond's price fluctuates with changes in comparable interest rates.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysts consider past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, these analysts assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

INCOME DISTRIBUTIONS -- Payments to shareholders resulting from the net interest or dividend income earned by the Fund's portfolio.

INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- rate of interest charged for the use of money, usually expressed at an annual rate.

MARKET CAPITALIZATION -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.

MATURITY -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

NET ASSET VALUE (NAV) -- The market value of one share of the Fund on any given day without a front-end sales charge or CDSC. It is determined by dividing the Fund's total net assets by the number of shares outstanding.

PRICE-TO-EARNINGS RATIO -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation (i.e. earnings-to-price ratio).

PRICE-TO-BOOK RATIO -- Current market price of a stock divided by its book value, or net asset value, of the stock.

QUALITATIVE ANALYSIS -- An analysis of the qualities possessed by a company, including its management, products and com petitive positions, to help determine if the company can execute its strategy.

TARGET PRICE -- Price that an ivestor is hoping a stock he or she has just bought will rise within a specified period of time. An inv estor may buy XYZ at $20, with a target price of $40 in one yea r's time, for instan ce.

RETURN ON EQUITY -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends . This tells common shareholders how effectively their money is being employed.

TECHNICAL ANALYSIS -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

TOP-DOWN APPROACH -- The method in which an investor first looks at trends in the general economy, and next selects attractive industries and then companies that should benefit from those trends.

TOTAL RETURN -- The change in value of an investment in the Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of the Fund.

VALUE INVESTING -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD -- The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

                                     NOTES

                               [graphic omitted]

 IF YOU WOULD LIKE MORE INFORMATION ABOUT THE FUND, THE FOLLOWING DOCUMENTS ARE
                          AVAILABLE FREE UPON REQUEST:

               ANNUAL AND SEMIANNUAL REPORTS -- Provide additional
                 information about the Fund's investments. Each
             report includes a discussion of the market conditions
            and investment strategies that significantly affected the
                 Fund's performance during its last fiscal year.

              STATEMENT OF ADDITIONAL INFORMATION (SAI) -- Provides
               more detailed information about the Fund, has been
                filed with the Securities and Exchange Commission
             and is incorporated into this Prospectus by reference.

                  TO ORDER A FREE COPY OF THE FUND'S ANNUAL OR
              SEMIANNUAL REPORT OR ITS SAI, CONTACT YOUR FINANCIAL
                        REPRESENTATIVE, OR THE FUNDS AT:

                          Nvest Funds Distributor, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
                            Telephone: 800-225-5478
                          Internet: www.nvestfunds.com

                  Your financial representative or Nvest Funds
         will also be happy to answer your questions or to provide any additional information that you may require.

                You can review the Fund's reports and SAI at the
                   Public Reference Room of the Securities and
                    Exchange Commission. Text-only copies are
                  available free from the Commission's Web site
                                at: www.sec.gov.

          Copies of these publications are also available for a fee by writing or calling the Public Reference Room of the SEC,
                           Washington, D.C. 20549-6009
                            Telephone: 800-SEC-0330

             Nvest Funds Distributor, L.P., and other firms selling
                    shares of Nvest Funds are members of the
           National Association of Securities Dealers, Inc. (NASD). As
                a service to investors, the NASD has asked that
             we inform you of the availability of a brochure on its
                 Public Disclosure Program. The program provides
             access to information about securities firms and their
         representatives. Investors may obtain a copy by contacting the
               NASD at 800-289-9999 or by visiting their Web site
                               at www.NASDR.com.

                               NVEST BULLSEYE FUND

                   (Investment Company Act File No. 811-7345)
--------------------------------------------------------------------------------
                                   XBE51-0200